PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.7%
Municipal Bonds
Alabama 0.2%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$ 567,325
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250	10/01/48	500	571,055

Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800	05/01/34	1,000	1,009,690
				2,148,070
Alaska 0.4%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Ser. A	4.000	10/01/49	3,980	4,370,319
Arizona 3.7%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Ser. A, Rfdg., 144A	5.375	07/01/50	1,000	1,112,850
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Ser. A, 144A	5.750	07/15/48	1,500	1,700,865
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,182,340
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,107,940
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,077,450
Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000	07/01/46	1,000	1,071,490
Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,451,150

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,244,800
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	5.000	12/01/32	4,890	6,451,328
Sr. Bonds	5.000	12/01/37	9,705	13,399,402
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	1,163,263
Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,051,580
				36,014,458
California 7.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125	07/01/41	775	824,151
California Cnty. Tob. Secur. Agcy. Rev.,
Conv., CABS	5.250(cc)	06/01/21	1,770	1,772,885
Conv., CABS	5.450(cc)	06/01/28	4,500	4,548,555

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California Cnty. Tob. Secur. Agcy. Rev., (cont’d.)
Conv., CABS, Ser. B, Rfdg.	5.100%(cc)	06/01/28	1,435	$1,435,603

California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg. (Pre-refunded 11/15/21)(ee)	5.500	11/15/40	750	811,635
California Mun. Fin. Auth. Rev.,
CHF-Davis I, LLC, W. Village Student Housing Proj.	5.000	05/15/51	1,000	1,200,240
River Chrt. Schs., Ser. A, 144A	5.500	06/01/48	750	849,300
Sr. Lien, LINXS APM Proj., Ser. A, AMT	5.000	12/31/47	1,250	1,494,338
California Poll. Ctrl. Fing. Auth. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39	2,750	2,676,520
Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	500	508,955

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000	12/01/31	1,000	1,074,800
California St. Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/45	750	846,450
Kipp LA Proj., Ser. A, 144A	5.000	07/01/45	650	747,318
Kipp LA Proj., Ser. A, 144A	5.000	07/01/47	820	962,508
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Ser. A, Rfdg., 144A	5.250	11/01/44	750	829,815
Cottage Hlth. Oblig. Grp., Rfdg.	5.000	11/01/40	2,000	2,057,160
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/43	4,475	5,332,320
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/56	3,500	4,012,190
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.500	12/01/58	3,000	3,589,830
Loma Linda Univ. Med. Ctr., Ser. A, Rfdg.	5.250	12/01/44	1,000	1,119,000
California Tob. Secur. Auth. Rev.,
Rfdg.	4.885(t)	06/01/54	3,000	479,400
Rfdg.	5.000	06/01/48	1,500	1,792,650

Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000	09/01/34	500	559,630
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	6.349(t)	06/01/47	10,000	1,811,300
Asset Bkd., Sr., Ser. A-2, CABS, Rfdg.	5.300(cc)	06/01/37	5,000	5,302,000
Ser. A-1, Rfdg.	5.000	06/01/47	1,025	1,077,931
Ser. A-1, Rfdg.	5.250	06/01/47	4,000	4,231,520
Ser. A-2, Rfdg.	5.000	06/01/47	1,500	1,577,460

Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000	09/01/44	1,000	1,128,330
Lincoln Pub. Fing. Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B, Rfdg.	6.000	09/02/27	1,000	1,073,030
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000	11/15/35	3,510	4,791,641

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., (cont’d.)
Ser. A	5.500%	11/15/37	685	$ 1,003,888
M-S-R Energy Auth. Calif. Rev.,
Ser. A	6.500	11/01/39	2,060	3,335,552
Ser. A	7.000	11/01/34	1,650	2,570,287

Palomar Pomerado Healthcare Dist. Calif., COP (Pre-refunded 11/01/20)(ee)	6.000	11/01/41	1,800	1,868,526
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125	05/01/31	1,000	1,046,750
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250	11/01/45	1,000	1,212,450
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	1,000	1,098,500
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	562,275
San Francisco City & Cnty. Arpt. Comm. Rev.,
Second Ser. C, AMT, Rfdg. (Pre-refunded 05/01/21)(ee)	5.000	05/01/25	5	5,232
Second Ser. C, AMT, unrefunded, Rfdg.	5.000	05/01/25	995	1,044,282

Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Vlg. of Sendero	5.625	09/01/36	645	730,637
				74,996,844
Colorado 2.9%
City & Cnty. of Denver Arpt. Sys. Rev., Sub. Sys., Ser. A, AMT, Rfdg.	4.000	12/01/48	2,000	2,237,540
City & Cnty. of Denver Rev., United Airlines Inc. Proj., AMT, Rfdg.	5.000	10/01/32	500	550,215
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt., Chrt. Sch. Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,449,806
Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,107,630
Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	971,880
Windsor Chrt. Sch., Rfdg., 144A	5.000	09/01/46	1,390	1,412,059
Colorado Hlth. Facs. Auth. Rev.,
Christian Living Cmntys. Proj., Rfdg.	5.250	01/01/37	550	581,840
Commonspirit Hlth., Ser. A, Rfdg.	4.000	08/01/49	5,000	5,548,300
Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,439,650
Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,697,025

E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,025,070
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,722,345

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000%	12/01/40	1,000	$ 1,047,130
Pub. Auth. Energy Nat. Gas Pur. Rev.,	6.500	11/15/38	4,045	6,301,948
				28,092,438
Connecticut 0.5%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Nuvance Hlth. Iss. Ser. A, Rfdg.	4.000	07/01/49	1,000	1,113,650
Western Conn. Hlth., Ser. M (Pre-refunded 07/01/21)(ee)	5.375	07/01/41	1,250	1,328,363

Harbor Point Infrastructure Impt. Dist. Spl. Assmt., Harbor Point Proj. Rfdg., 144A	5.000	04/01/39	2,000	2,318,460
				4,760,473
Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Chrt. Sch.-Aspira Chrt., Ser. A	5.000	06/01/36	1,000	1,123,860
Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	569,210

Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000	07/01/32	1,375	1,534,555
				3,227,625
District of Columbia 1.7%
Dist. of Columbia, Rev.,
Dist. of Columbia Intl., Oblig. Grp.	5.000	07/01/54	1,000	1,183,130
Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,771,950
Gallaudet Univ.	5.500	04/01/34	400	420,524
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/43	850	993,548
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/48	725	847,438
Kipp DC Iss. Ser. A, Rfdg.	5.000	07/01/48	1,250	1,465,612
Kipp DC Proj.	4.000	07/01/49	1,000	1,098,660
Rocketship DC, Oblig. Grp., Ser. A, 144A	5.000	06/01/49	2,000	2,179,780
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,670,050
Sub., Ser. B, Dulles Toll Rd., Rfdg.	4.000	10/01/53	2,000	2,265,880
				16,896,572

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida 9.2%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	2,620	$ 2,727,734
Broward Cnty. Port Facs. Rev., Sr. Bond, Ser. B, AMT	4.000	09/01/49	2,000	2,230,840
Broward Cnty. Sys. Arpt. Rev.,
Ser. A, AMT	4.000	10/01/49	1,500	1,691,310
Ser. A, AMT, (Pre-refunded 10/01/23)(ee)	5.250	10/01/43	1,500	1,721,400

Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350	07/01/29	1,795	1,823,379
Celebration Pointe CDD 1 Spl. Assmt., Alachua Cnty., 144A	5.000	05/01/48	1,000	1,068,240
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,092,670
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,137,600
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	558,540
Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,129,860

Escambia Cnty. Hlth. Facs. Auth. Rev., Healthcare Facs. Rev. Bond, Rfdg.	4.000	08/15/50	2,000	2,222,140
Florida Dev. Fin. Corp. Rev.,
Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,135,160
Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,781,482
Virgin Trains USA Pass, Ser. A, AMT, Rfdg. (Mandatory put date 01/01/29), 144A	6.500(cc)	01/01/49	5,000	5,008,250

Florida Higher Edl. Facs. Fin. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/47	2,500	2,912,650
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev.,
Priority, Sub-Ser. A, AMT	4.000	10/01/52	3,350	3,693,140
Spl. Purp. - JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/26	500	536,210
Spl. Purp. - JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	5,000,753

Indigo Cmnty. Dev. Dist., Spl. Assmt.^	5.750	05/01/36(d)	820	483,800
Lakewood Ranch Stewardship Dist. Spl. Assmt.,
Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,070,290
Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	538,125
Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,099,020
Lakewood Ranch Azario Proj.	4.000	05/01/50	1,000	1,012,180
N E sector Proj., Phase 1B, 144A	5.450	05/01/48	1,000	1,126,130
Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	264,035
Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,400	1,506,666

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Martin Cnty. Indl. Dev. Auth. Rev.,
Indiantown Cogeneration Proj., Rfdg., 144A	3.950%	12/15/21	1,750	$ 1,765,995
Indiantown Cogeneration Proj., Rfdg., 144A	4.200	12/15/25	1,000	1,009,790

Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,095,691
North Sumter Cnty. Util. Dependent Dist.,
Solid Wste. Rev.	5.000	10/01/42	2,000	2,168,800
Util. Rev.	5.750	10/01/43	1,500	1,543,800

Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Oblig. Grp., Ser. A	4.000	10/01/49	3,450	3,855,582
Osceola Cnty., FL, Transn. Rev.,
Ser. A-1, Rfdg.	4.000	10/01/54	1,500	1,679,880
Ser. A-2, CABS, Rfdg.	3.223(t)	10/01/54	1,000	296,430
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
Baptist Hlth. South Florida, Rfdg.	4.000	08/15/49	1,500	1,696,665
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded 12/01/24)(ee)	5.000	12/01/31	500	595,525
Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,113,880

Pinellas Cnty. Indl. Dev. Auth. Rev., 2017 Fndtn., Global Understanding, Inc., Proj.	5.000	07/01/39	1,000	1,163,280
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	4.000	07/01/48	5,000	5,571,600
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Rfdg. (Pre-refunded 04/01/20)(ee)	5.250	10/01/34	1,250	1,258,600
South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,192,830
Tallahassee Hlth. Facs. Mem. Rev., Ser. A	5.000	12/01/55	1,430	1,635,248
Village CDD No. 7, Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,880	1,989,642
Village CDD No. 8, Fla. Spl. Assmt., Phase II, Rfdg.	6.125	05/01/39	2,040	2,056,034
Village CDD No. 9,
Fla. Spl. Assmt.	7.000	05/01/41	735	775,712
Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	2,035	2,168,130
Village CDD No.10,
Fla. Spl. Assmt.	5.125	05/01/43	1,070	1,144,055
Fla. Spl. Assmt.	6.000	05/01/44	900	987,813

Village CDD No.11, Fla. Spl. Assmt.	4.500	05/01/45	1,380	1,449,925
Village CDD No.12, Fla. Spl. Assmt., 144A	4.250	05/01/43	2,890	3,182,179

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Village CDD No.13,
Fla. Spl. Assmt., 144A	3.550%	05/01/39	500	$ 515,665
Fla. Spl. Assmt., 144A	3.700	05/01/50	1,000	1,036,900
				89,521,255
Georgia 1.0%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	517,300
Atlanta Dev. Auth. Rev., GA Proton Treatment Ctr., Ser. A-1	6.000	01/01/23	1,700	1,740,018
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Ser. D, Rfdg.	4.125	11/01/45	2,000	2,188,520
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	2,000	2,046,960
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150	02/01/20	385	385,000
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,693,200
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., AMT, Rfdg., 144A	4.000	01/01/38	1,000	1,104,540
				9,675,538
Hawaii 0.3%
Hawaii St. Dept. Budget & Fin. Rev., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A, Rfdg.	5.500	07/01/43	2,500	2,808,175
Illinois 13.5%
Chicago Brd. of Edu.,
GO, Ser. A	5.500	12/01/39	635	671,678
GO, Ser. A, 144A	7.000	12/01/46	1,500	1,951,335
GO, Ser. A, CABS, Rfdg.	2.556(t)	12/01/26	500	420,310
GO, Ser. A, Rfdg.	4.000	12/01/27	500	569,035
GO, Ser. A, Rfdg.	5.000	12/01/35	500	597,150
GO, Ser. A, Rfdg.	7.000	12/01/44	3,390	4,188,006
GO, Ser. C	5.250	12/01/35	1,015	1,139,500
GO, Ser. D	5.000	12/01/46	1,470	1,714,182
GO, Ser. G, Rfdg.	5.000	12/01/34	2,155	2,539,430
GO, Ser. H	5.000	12/01/46	2,390	2,746,851

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Chicago Brd. of Edu., Rev., Spl. Tax	6.000%	04/01/46	1,500	$ 1,826,205
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Ser. B, AGM, Rfdg.	4.000	01/01/53	3,005	3,350,665
Gen., Sr. Lien, Ser. D, AMT	5.000	01/01/52	1,000	1,170,460
Gen., Third Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,658,055
Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,207,040
Sr. Lien, Ser. A, AMT, Rfdg.	5.000	01/01/48	1,000	1,206,720
Sr. Lien, Ser. G, AMT	5.000	01/01/52	1,000	1,165,750
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,187,280

Chicago Transit Auth. Rev., Second Lien	5.000	12/01/46	5,000	5,890,000
Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,780,649
Chicago, IL,
GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	821,205
GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	6,520	7,558,180
GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,483,840
GO, Ser. A	5.500	01/01/39	1,865	2,158,943
GO, Ser. A, Rfdg.	5.000	01/01/31	1,400	1,732,864
GO, Ser. A, Rfdg.	5.000	01/01/34	3,650	4,054,931
GO, Ser. A, Rfdg.	5.500	01/01/49	1,000	1,222,030
GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	3,142,700
GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,169,230
GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,867,525

Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,217,362
Illinois Fin. Auth. Rev.,
IL Institute of Tech., Rfdg.	4.000	09/01/41	1,250	1,344,850
Impt., Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,119,560
Presence Hlth. Netw. Ser. C, Rfdg. (Pre-refunded 02/15/27)(ee)	4.000	02/15/41	10	11,977
Presence Hlth. Netw. Ser. C, Rfdg. (Pre-refunded 02/15/27)(ee)	4.000	02/15/41	265	317,237
Presence Hlth. Netw. Ser. C, unrefunded, Rfdg.	4.000	02/15/41	5,725	6,339,006
Illinois St.,
GO	4.000	06/01/36	3,000	3,235,470
GO	5.000	04/01/31	2,000	2,236,140
GO	5.000	01/01/32	1,335	1,532,620
GO	5.000	05/01/33	950	1,061,121
GO	5.000	03/01/36	1,800	1,906,596
GO	5.000	05/01/36	2,000	2,223,820

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
GO	5.000%	02/01/39	2,215	$ 2,445,537
GO	5.000	05/01/39	3,000	3,326,040
GO	5.250	07/01/31	1,000	1,106,420
GO, Rebuild Illinois Prog., Ser. B	4.000	11/01/35	2,000	2,238,900
GO, Rfdg.	5.000	08/01/25	1,000	1,079,490
GO, Ser. A	5.000	01/01/33	2,000	2,112,460
GO, Ser. A	5.000	01/01/34	1,600	1,689,168
GO, Ser. A	5.000	12/01/35	2,000	2,355,740
GO, Ser. A	5.000	12/01/42	2,500	2,909,875
GO, Ser. C	5.000	11/01/29	1,250	1,487,025
GO, Ser. D	5.000	11/01/27	5,250	6,306,352

Illinois St. Toll Hwy. Auth. Rev., Ser. A	4.000	01/01/44	1,000	1,145,030
Railsplitter Tob. Settlement Auth. Rev., (Pre-refunded 06/01/21)(ee)	6.000	06/01/28	2,250	2,400,862
Regl. Transn. Auth. Rev.,
Ser. A	4.000	06/01/38	4,015	4,369,886
Ser. A	4.000	06/01/39	3,015	3,266,361

Sales Tax Securitization Corp. Rev., Second Lien, Ser. C, Rfdg.	4.000	01/01/38	1,000	1,145,150
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,613,475
				131,735,279
Indiana 0.5%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000	10/01/39	1,000	1,001,990
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	600	655,110
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,747,920

Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. Rfdg. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,658,190
				5,063,210

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Iowa 0.1%
Iowa St. Fin. Auth. Rev.,
Lifespace communities Inc.	2.875%	05/15/49	750	$ 754,905
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	3.125	12/01/22	500	515,515
				1,270,420
Kansas 0.2%
Overland Park Dev. Corp. Rev., Rfdg.	5.000	03/01/49	1,000	1,197,570
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	950	1,011,057
				2,208,627
Kentucky 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev.,
Baptist Healthcare Sys., Ser. B	5.000	08/15/46	3,500	4,101,825
Commonspirit Hlth., Ser. A, Rfdg.	5.000	08/01/44	2,650	3,225,977
				7,327,802
Louisiana 0.8%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Ser. A, 144A	5.625	06/15/48	2,000	2,166,820
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev.,
Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,036,790
Woman’s Hosp. Fndtn., Ser. A (Pre-refunded 10/01/20)(ee)	6.000	10/01/44	2,000	2,066,780

Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,149,400
New Orleans Sewerage Serv. Rev., Rfdg.	5.000	06/01/44	1,000	1,137,620
				7,557,410
Maine 0.2%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500	07/01/32	2,000	2,117,880

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Maryland 1.2%
Frederick Cnty. Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B, 144A	7.125%	07/01/43	1,985	$ 2,018,328
Frederick Cnty. Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,290	4,354,736
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,506,308
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Transn. Facs. Proj., Ser. A, Rfdg.	5.000	06/01/35	1,000	1,225,590
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Charlestown Cmnty., Rfdg. (Pre-refunded 01/01/21)(ee)	6.250	01/01/41	1,500	1,572,720
Lifebridge Hlth. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	600	642,954
				11,320,636
Massachusetts 1.0%
Massachusetts St. Dev. Fin. Agcy. Rev.,
Atrius Hlth., Ser. A, Rfdg.	4.000	06/01/49	4,440	4,789,073
Ser. A, Rfdg.	4.000	07/01/44	2,660	2,966,911
Tufts Med. Ctr., Ser. I, Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	1,200	1,269,564
Tufts Med. Ctr., Ser. I, Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	800	846,376
				9,871,924
Michigan 0.9%
Michigan Fin. Auth. Rev.,
Ser. A, Rfdg.	4.000	12/01/49	1,000	1,140,610
Sr. Lien, Detroit Wtr. & Swr., Ser. C-1	5.000	07/01/44	1,000	1,083,320

Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375	10/15/41	750	800,453
Michigan St. Strategic Fund Rev.,
I-75 Imp. Proj., AMT, AGM	4.500	06/30/48	1,250	1,394,975
Var. Detroit Ed., Rmkt., Rfdg.	5.625	07/01/20	1,000	1,018,470

Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500	12/01/20	470	483,334
Summit Academy Rev., Rfdg.	6.250	11/01/25	1,380	1,383,215
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000	12/01/28	1,500	1,654,530
				8,958,907

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota 1.0%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000%	07/01/44	1,250	$ 1,330,300
Rochester Rev., Mayo Clinic	4.000	11/15/48	3,000	3,398,340
St. Cloud Rev.,
Centracare Hlth., Rfdg.	4.000	05/01/49	1,000	1,127,170
Centracare Hlth., Ser. A, Rfdg.	4.000	05/01/37	1,250	1,401,812

St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000	11/15/44	1,000	1,227,230
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, 144A	4.500	10/01/37	1,000	1,036,670
				9,521,522
Missouri 2.2%
Lees Summit, Tax Alloc., Impt., Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	2,121,120
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	2,199,905
Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,040,720
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,035	1,145,590
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	2,179,580
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,440,040
Lutheran Sr. Svcs., Ser. A	5.000	02/01/42	1,500	1,720,110

Poplar Bluff Regl. Transn. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,205,987
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Ser. A	5.250	09/01/53	2,000	2,276,400
Friendship Vlg. Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,101,030
St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	1,100,850
				21,531,332
Nevada 0.4%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,180	1,263,119
Nevada St. Dept. of Bus. & Ind. Rev.,
Somerset Acad., Ser. A, 144A	5.000	12/15/48	500	532,980
Somerset Acad., Ser. A, 144A	5.125	12/15/45	1,000	1,053,670

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Nevada (cont’d.)

Sparks NV, Rev., 144A	2.750%	06/15/28	1,000	$ 1,036,790
				3,886,559
New Jersey 8.6%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc., Proj., Rfdg.	5.750	09/15/27	1,530	1,686,029
Continental Airlines, Inc., Proj., Spec. Facs.	5.250	09/15/29	5,000	5,464,400
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125	09/15/23	5,000	5,386,500
Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,622,029
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,576,260
N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,123,090
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	1,097,080
NJ Transit Trans. Proj.	5.000	11/01/44	2,000	2,391,420
Port Newark Container, AMT, Rfdg.	5.000	10/01/47	2,500	2,891,900
SCH Facs. Construction	4.000	06/15/49	3,000	3,256,410
Ser. AAA	5.000	06/15/41	2,020	2,340,978
Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,843,245
Ser. DDD	5.000	06/15/42	1,000	1,165,250
Ser. WW, (Pre-refunded 06/15/25)(ee)	5.250	06/15/40	65	79,565
Ser. WW, unrefunded	5.250	06/15/40	1,185	1,363,354
St. Gov’t. Bldgs. Proj., Ser. C	5.000	06/15/47	2,000	2,315,280
St. House Proj., Ser. B, Rmkt.	5.000	06/15/43	1,000	1,183,830
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,898,900
Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,597,830
Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,178,111
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,237,840
New Jersey Healthcare Facs. Fing. Auth. Rev.,
AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	535,655
Barnabas Hlth., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.625	07/01/37	1,000	1,066,770
RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000	07/01/43	1,500	1,808,445
University Hosp. Ser. A, AGM, Rfdg.	5.000	07/01/46	1,500	1,711,215
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Ser. BB	5.000	06/15/44	1,500	1,777,950
Trans. Sys., Rfdg.	4.000	12/15/39	500	558,890
Trans. Sys., Rfdg.	5.000	12/15/39	500	607,250
Trans. Sys., Ser. A, Rfdg.	5.000	12/15/36	1,250	1,505,263
Trans. Sys., Ser. AA	5.000	06/15/45	1,200	1,353,708
Trans. Sys., Ser. AA	5.000	06/15/46	1,940	2,282,856
Trans. Sys., Ser. AA	5.250	06/15/41	1,000	1,159,020

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., (cont’d.)
Trans. Sys., Ser. AA	5.250%	06/15/43	5,095	$6,142,685

New Jersey Tpk. Auth. Rev., Ser. A	4.000	01/01/48	1,000	1,148,170
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000	11/01/39	750	859,575
Tob. Settlement Fing. Corp. Rev.,
Ser. A, Rfdg.	5.000	06/01/46	4,000	4,674,000
Ser. A, Rfdg.	5.250	06/01/46	3,000	3,567,810
Sub., Ser. B, Rfdg.	5.000	06/01/46	7,000	8,046,710
				83,505,273
New York 4.9%
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rfdg., 144A	5.000	01/01/35	1,000	1,094,800
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	6.294(t)	06/01/47	5,000	918,850
Asset Bkd., 2nd Sub., Ser. C, CABS, Rfdg.	6.984(t)	06/01/50	4,000	498,480
Glen Cove Loc. Econ. Asst. Corp. Rev.,
Garvies Pt. Impt. Proj., Ser. A	5.000	01/01/56	2,105	2,307,522
Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000(cc)	01/01/55	1,000	1,002,330
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,892,432
Bank of America, Rfdg.	2.800	09/15/69	1,000	1,041,590
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000	11/15/44	5,000	5,491,950

New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000	12/01/45	1,000	1,129,370
New York St. Thruway Auth. Rev., Ser. B, Rfdg.	4.000	01/01/50	1,500	1,715,010
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/33	560	681,727
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/34	1,000	1,218,680
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.000	07/01/46	4,885	5,518,096
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.250	01/01/50	9,250	10,554,990

Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012, Rfdg. (Pre-refunded 07/01/22)(ee)	5.000	07/01/42	1,000	1,099,080

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
Port Auth. of NY & NJ Spl. Oblig. Rev.,
Consolidated Bonds, Series 218, AMT	4.000%	11/01/47	1,250	$ 1,425,900
Consolidated Bonds, Series 220, AMT	4.000	11/01/59	1,000	1,137,180
JFK Int’l. Air Term.	5.000	12/01/20	175	180,371
JFK Int’l. Air Term.	6.000	12/01/42	2,500	2,586,050

TSASC, Inc., Rev., Ser. A, Rfdg.	5.000	06/01/41	4,805	5,487,310
Yonkers Econ. Dev. Corp. Rev., Chrt. Sch. Edu. Excellence proj., Ser. A	5.000	10/15/54	930	1,039,415
				48,021,133
North Carolina 0.4%
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	1,086,360
North Carolina Tpk. Auth. Rev.,
Ser. A, Rfdg.	5.000	07/01/51	1,250	1,427,425
Sr. Lien, Triangle Expressway Sys.	4.000	01/01/55	1,000	1,117,550
				3,631,335
North Dakota 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000	07/01/35	750	791,970
Ohio 5.4%
Buckeye Tob. Settlement Fing. Auth. Rev.,
Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,830	2,842,452
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	7,100	7,131,311
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/47	8,655	8,693,255
Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	7,675	7,809,389
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/52	575	661,745
Metro Hlth. Sys., Rfdg.	5.000	02/15/57	3,965	4,535,643
Metro Hlth. Sys., Rfdg.	5.500	02/15/52	5,295	6,271,398
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	1,245	1,474,802

Franklin Cnty. Convention Facs. Auth. Rev., GRTR Columbus Conv. Ctr.	5.000	12/01/51	1,000	1,180,670
Franklin Cnty. Hosp. Facs. Rev.,
Hlth. Corp., Ser. A	4.000	05/15/47	2,500	2,789,275
Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,194,660

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)

Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj. (Pre-refunded 06/01/22)(ee)	5.000%	06/01/42	1,250	$ 1,367,262
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg. (Pre-refunded 06/01/21)(ee)	6.250	12/01/34	600	642,234
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.000	11/15/41	750	817,485
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500	11/15/37	875	961,441

Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,265,508
Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	1,106,050
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,127,030
				52,871,610
Oklahoma 2.4%
Norman Regl. Hosp. Auth. Rev.,	4.000	09/01/45	1,000	1,104,810
Oklahoma St. Dev., Fin. Auth. Rev.,
OU Medicine Proj., Ser. B	5.250	08/15/48	1,455	1,752,271
OU Medicine Proj., Ser. B	5.500	08/15/52	7,530	9,203,693
OU Medicine Proj., Ser. B	5.500	08/15/57	4,070	4,966,377
St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000	02/15/42	1,500	1,621,710
Tulsa Cnty. Indl. Auth. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,144,130
Montereau, Inc. Proj., Ser A, Rfdg. (Pre-refunded 05/01/20)(ee)	7.125	11/01/30	1,000	1,014,930
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev.,
American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000(cc)	06/01/35	1,250	1,423,100
American Airlines, Ser. A, AMT, Rfdg.	5.500	06/01/35	1,000	1,084,080
				23,315,101

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oregon 0.2%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400%	10/01/44	1,000	$ 1,091,320
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,084,880
				2,176,200
Pennsylvania 4.7%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded 12/01/21)(ee)	5.375	12/01/41	2,700	2,914,596
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,096,170
Comnwlth. Fing. Auth. Rev., Tobacco Master Stlmnt. Pymt.	5.000	06/01/35	1,000	1,230,020
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250	01/01/41	1,000	1,034,660
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,517,730
Lehigh Cnty. Rev., Lehigh Valley Hlth. Netw. Rfdg.	4.000	07/01/49	1,500	1,683,990
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,211,840
Pennsylvania Comnwlth., Ser. A, COP, Rfdg.	4.000	07/01/46	1,500	1,705,605
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250	01/01/32	710	712,542
US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	496,742

Pennsylvania Tpk. Comm. Rev., Sub., Ser. A	4.000	12/01/49	1,515	1,700,527
Pennsylvania Tpk. Commn. Rev.,
Ser. A-1	5.000	12/01/46	3,950	4,678,538
Sub., Ser. A	5.500	12/01/42	1,500	1,840,065
Sub., Ser. A	5.500	12/01/46	1,740	2,171,294
Sub., Ser. A-1	5.000	12/01/46	2,000	2,315,900
Sub., Ser. B-1	5.250	06/01/47	2,000	2,412,600
Philadelphia Auth. for Indl. Dev. Rev.,
First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,314,680
Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	2,795	3,023,100
Mariana Bracetti Academy	7.625	12/15/41	2,000	2,151,940
New Fndtn. Chrt. Sch. Proj. (Pre-refunded 12/15/22)(ee)	6.625	12/15/41	1,000	1,162,710

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625%	07/01/42	6,750	$ 7,291,687
				45,666,936
Puerto Rico 4.9%
Puerto Rico Comnwlth. Aqueduct & Swr. Auth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	4.000	07/01/22	2,535	2,600,048
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	4.250	07/01/25	1,200	1,256,328
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.000	07/01/33	2,615	2,781,785
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.125	07/01/37	155	165,272
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.250	07/01/42	1,250	1,339,600
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750	07/01/37	1,375	1,485,784
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000	07/01/47	1,170	1,270,936
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured Ser. A-1	4.750	07/01/53	7,671	8,487,578
Restructured Ser. A-1	5.000	07/01/58	14,121	15,859,577
Restructured Ser. A-1, CABS	4.180(t)	07/01/46	10,156	2,966,364
Restructured Ser. A-1, CABS	4.211(t)	07/01/51	6,725	1,421,060
Ser. A-2	4.329	07/01/40	7,500	8,142,750
				47,777,082
Rhode Island 0.3%
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/40	2,600	2,929,784
South Carolina 0.8%
Berkeley Cnty. Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	1,025,110
South Carolina Prt. Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,603,125
AMT	4.000	07/01/55	2,000	2,189,480

South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250	12/01/55	2,500	2,896,925
				7,714,640
South Dakota 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000	07/01/42	1,655	1,750,758

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee 0.8%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A (Pre-refunded 01/01/23)(ee)	5.250%	01/01/45	2,000	$ 2,245,240
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,000	2,219,840
Memphis-Shelby Cnty. Indl. Dev. Brd. Tax Alloc., Sr. Tax Incr.-Graceland, Ser. A, Rfdg.	5.625	01/01/46	500	568,160
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000	07/01/37	850	911,871
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250	12/01/42	1,100	1,159,598
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,066,010
				8,170,719
Texas 9.7%
Arlington Higher Ed. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625	08/15/46	1,050	1,067,892
Austin Convention Enterprises, Inc., Rev.,
Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/32	1,135	1,318,870
Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/34	1,050	1,210,409

Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,428,188
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125	04/01/45	2,050	2,063,120
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien, Rfdg. (Pre-refunded 01/01/21)(ee)	6.000	01/01/41	2,000	2,091,740
Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,162,590
Sub., Rfdg.	4.000	01/01/41	1,100	1,217,337
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,068,580
Idea Pub. Sch.	6.000	08/15/43	1,000	1,148,970
Idea Pub. Sch. (Pre-refunded 08/15/21)(ee)	5.750	08/15/41	1,000	1,073,550
Uplift Ed., Ser. A, Rfdg. (Pre-refunded 12/01/20)(ee)	6.125	12/01/40	3,000	3,127,470

Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250	09/01/44	1,370	1,515,384
Grand Parkway Transn. Corp., First Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,246,200
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 02/03/20)	1.240(cc)	09/01/25	1,900	1,900,000

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Gulf Coast Wste. Disp. Auth. Rev., (cont’d.)
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 02/03/20)	1.240%(cc)	12/01/25	10,250	$ 10,250,000
Exxon Mobil Corp. Proj., Ser. B, Rfdg., FRDD (Mandatory put date 02/03/20)	1.220(cc)	06/01/30	450	450,000
Houston Arpt. Sys. Rev.,
Ser. B-1, AMT	5.000	07/15/35	2,000	2,274,140
Spl. Facs. Cont. Airlines, Inc., Ser. A, AMT, Rfdg.	6.625	07/15/38	1,500	1,594,515
Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/32	1,000	1,085,930
Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/25	250	263,645
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,309,500
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	535	572,985
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	465	497,796

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,477,000
Lower Neches Vlly. Auth. Indl. Dev. Corp. Rev., Exxon Mobil Corp. Proj., Ser. B, Rfdg., FRDD (Mandatory put date 02/03/20)	1.220(cc)	11/01/29	11,955	11,955,000
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000	06/01/30	1,000	1,075,740
AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,936,728

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, AMT, Rfdg., 144A	4.625	10/01/31	2,000	2,166,080
New Hope Cultural Ed. Facs. Corp. Rev.,
Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000	08/15/46	2,000	2,041,020
MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,257,445
Westminster Manor Proj., Rfdg.	4.000	11/01/36	1,475	1,598,723
North Tex. Twy. Auth. Rev.,
First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000	01/01/38	2,000	2,091,840
Rfdg.	5.000	01/01/48	1,250	1,511,613
Second Tier, Ser. A, Rfdg.	4.000	01/01/38	2,000	2,211,580

Port Beaumont Navigation Dist. Rev., Jefferson Gulf Coast, AMT, Rfdg., 144A	4.000	01/01/50	2,000	2,049,360
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000	08/15/46	1,000	1,091,510
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/20)(ee)	6.700	08/15/40	1,000	1,030,570

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000%	11/15/40	1,100	$ 1,193,753
Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000	10/01/44	1,000	1,116,510

Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250	12/15/26	4,100	5,067,026
Texas Priv. Activity Surface Transn. Corp. Rev.,
Sr. Lien, Blueridge Transn., AMT	5.000	12/31/50	1,930	2,210,197
Sr. Lien, LBJ Infrastructure	7.000	06/30/40	4,670	4,787,170
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750	06/30/43	500	584,035
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000	12/31/38	1,500	1,771,890
				94,163,601
Utah 0.2%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000	07/01/47	1,100	1,311,409
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000	04/15/45	1,000	1,002,920
				2,314,329
Vermont 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400	05/01/33	1,100	1,149,445
Virginia 1.8%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg. (Convert to Fixed on 07/15/23)	0.000(cc)	07/15/40	1,000	1,030,310
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875	03/01/36	1,250	1,311,050
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Ser. B, Rfdg.	4.000	11/01/48	2,000	2,291,520
Virginia Small Business Fing. Auth. Rev., Transform 66 P3 Proj., AMT	5.000	12/31/56	2,000	2,337,600
Virginia Small Business Fing. Auth. Rev., Sr. Lien,
Elizabeth River Crossings OpCo LLC Proj.	5.250	01/01/32	2,055	2,238,902
Elizabeth River Crossings OpCo LLC Proj.	5.500	01/01/42	3,000	3,260,970
Express Lanes LLC Proj.	5.000	01/01/40	4,780	5,075,117
				17,545,469

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington 1.6%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%	04/01/30	1,000	$ 1,099,700
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Skagit Valley Hosp. (Pre-refunded 12/01/20)(ee)	5.750	12/01/35	625	650,013
Skagit Valley Hosp., Ser. A, Rfdg.	5.000	12/01/37	3,000	3,305,640

Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250	06/01/32	1,160	1,217,060
Washington St. Convention Ctr. Pub. Facs. Dist. Rev., Civic Convention Ctr.	4.000	07/01/58	2,000	2,221,220
Washington St. Healthcare Facs. Auth. Rev.,
Kadlec Regl. Med. Ctr., Rdfg. (Pre-refunded 12/01/21)(ee)	5.000	12/01/42	1,000	1,074,620
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,257,619
Overlake Hosp. Med. Ctr., Ser. A	4.000	07/01/42	2,500	2,786,575

Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375	01/01/44	2,000	2,299,700
				15,912,147
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Ser. A, Rfdg.	4.125	01/01/47	1,500	1,656,570
Wisconsin 1.7%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Ser. A, 144A	5.125	06/01/48	1,000	1,070,260
Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125	02/01/46	1,000	1,053,900
Corvian Cmnty. Sch., Ser. A, 144A	5.000	06/15/49	1,000	1,048,120
Corvian Cmnty. Sch., Ser. A, 144A	5.125	06/15/47	2,000	2,093,380
Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,082,510
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.250	01/01/38	1,750	1,872,097
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.375	01/01/48	2,000	2,128,140
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,597,965
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,086,860
Wakemed Hosp., Ser. A, Rfdg.	4.000	10/01/49	2,000	2,210,340

PGIM Muni High Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)

Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance Sr. Credit Grp., Ser. B-1, Rmkt, Rfdg.	4.000%	11/15/43	1,500	$ 1,693,950
				16,937,522

TOTAL INVESTMENTS 99.7% (cost $889,158,045)				972,884,899
Other assets in excess of liabilities 0.3%				3,097,803

Net Assets 100.0%				$ 975,982,702

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
FRDD—Floating Rate Daily Demand Note
GO—General Obligation

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $483,800 and 0.1% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at January 31, 2020.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).